Interests in Subsidiaries	12 Months Ended
Jun. 30, 2022
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Interests in Subsidiaries

Note 27 Interests in subsidiaries

Information about Principal Subsidiaries

The Group’s material subsidiaries at June 30 are set out in the following table. Unless otherwise stated, each entity has share capital consisting solely of ordinary shares that are held by the Group, and the proportion of ownership interest held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business. The functional currency of each of the Group’s entities is the currency of the primary economic environment in which that entity operates. The consolidated financial statements are presented in Australian dollars, which is NOVONIX Limited’s functional currency.

			Ownership interest held of the group
	Place of business / country of	Functional	2022	2021	Principal
Name of entity	incorporation	Currency	%	%	activities
MD South Tenements Pty Ltd	Australia	AUD	100%	100%	Graphite exploration
Novonix Battery Technology Solutions, Inc.	Canada	CAN	100%	100%	Battery technology services.
Novonix Corp	USA	USD	100%	100%	Investment
Novonix Anode Materials, LLC	USA	USD	100%	100%	Battery materials development